Debt - Narrative (Details) (USD $)			6 Months Ended					6 Months Ended																1 Months Ended	6 Months Ended		6 Months Ended				1 Months Ended	6 Months Ended				1 Months Ended	6 Months Ended			6 Months Ended				6 Months Ended			6 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended								0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Senior Secured Credit Facilities	Jun. 30, 2014 Senior Secured Credit Facilities West Vencedor	Dec. 31, 2013 Senior Secured Credit Facilities West Vencedor	Jun. 30, 2014 Senior Secured Credit Facilities T-15 and T-16 Tender Rigs	Dec. 31, 2013 Senior Secured Credit Facilities T-15 and T-16 Tender Rigs	Jun. 30, 2014 Senior Secured Credit Facilities LIBOR	Jun. 30, 2014 Senior Secured Credit Facilities Federal Funds Effective Swap Rate	Jun. 30, 2014 Senior Secured Credit Facilities Eurodollar	Jun. 30, 2014 US$550 facility	Mar. 21, 2014 US$550 facility	Dec. 31, 2013 US$550 facility	Jun. 30, 2014 Credit Facility $300 Million	Dec. 31, 2013 Credit Facility $300 Million	Jun. 30, 2014 US$1,200 facility	Dec. 31, 2013 US$1,200 facility	Jun. 30, 2014 US$229.9 discount note	Dec. 31, 2013 US$229.9 discount note	Jun. 30, 2014 US$70.0 discount note	Dec. 31, 2013 US$70.0 discount note	Jun. 30, 2014 US$100 discount note	Dec. 31, 2013 US$100 discount note	Jun. 30, 2014 Revolving Credit Facility rig	Jun. 30, 2014 Revolving Credit Facility Senior Secured Credit Facilities	Feb. 28, 2014 Revolving Credit Facility Senior Secured Credit Facilities	Jun. 30, 2014 Revolving Credit Facility Senior Secured Credit Facilities Eurodollar	Jun. 30, 2014 Revolving Credit Facility Senior Secured Credit Facilities Base Rate	Jun. 30, 2014 Revolving Credit Facility $1,450 million senior secured credit facility	Mar. 21, 2014 Revolving Credit Facility $1,450 million senior secured credit facility	Oct. 31, 2012 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Jun. 30, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 02, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 01, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Dec. 31, 2013 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Oct. 31, 2012 Revolving Credit Facility Credit Facility $300 Million LIBOR Seadrill Limited	Jun. 30, 2014 Revolving Credit Facility Credit Facility $300 Million LIBOR Seadrill Limited	Jun. 30, 2014 Term Loans Senior Secured Credit Facilities	Feb. 28, 2014 Term Loans Senior Secured Credit Facilities	Jun. 30, 2014 Term Loans Senior Secured Credit Facilities Federal Funds Effective Swap Rate	Jun. 30, 2014 Term Loans Senior Secured Credit Facilities Eurodollar	Jun. 30, 2014 Term Loans Senior Secured Credit Facilities Base Rate	Jun. 26, 2014 Term Loans Additional Term Loans	Jun. 30, 2014 Term Loans Term Loan	Jun. 30, 2014 Credit Facilities	Dec. 31, 2013 Credit Facilities	Jun. 30, 2014 Credit Facilities Senior Secured Credit Facilities	Dec. 31, 2013 Credit Facilities Senior Secured Credit Facilities	Jun. 30, 2014 Credit Facilities $1,450 million senior secured credit facility	Dec. 31, 2013 Credit Facilities $1,450 million senior secured credit facility	Oct. 31, 2012 Credit Facilities US$1,200 facility Seadrill Partners LLC consolidated	May 17, 2013 US$109.5 vendor financing facility	May 31, 2013 US$109.5 vendor financing facility	Jun. 30, 2014 Notes Payable, Other Payables Seadrill Limited		Dec. 31, 2013 Notes Payable, Other Payables Seadrill Limited		Dec. 31, 2013 Notes Payable, Other Payables US$229.9 discount note Seadrill Limited	Dec. 31, 2013 Notes Payable, Other Payables US$70.0 discount note Seadrill Limited	Dec. 13, 2013 Notes Payable, Other Payables US$70.0 discount note Seadrill Limited	Jun. 26, 2014 Notes Payable, Other Payables US$100 discount note Seadrill Limited	Jun. 30, 2014 Notes Payable, Other Payables US$100 discount note Seadrill Limited	Mar. 31, 2014 Notes Payable, Other Payables US$100 discount note Seadrill Limited	Mar. 21, 2014 Notes Payable, Other Payables US$100 discount note Seadrill Limited	Jun. 30, 2014 Interest Rate Swap Term Loans Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 550,000,000		$ 550,000,000	$ 300,000,000	$ 300,000,000	$ 1,200,000,000	$ 1,200,000,000	$ 229,900,000.0	$ 229,900,000.0	$ 70,000,000.0	$ 70,000,000.0	$ 100,000,000	$ 100,000,000		$ 100,000,000	$ 100,000,000.0			$ 1,450,000,000	$ 1,450,000,000	$ 300,000,000			$ 100,000,000					$ 1,800,000,000.0				$ 1,100,000,000				$ 1,800,000,000	$ 1,800,000,000	$ 1,450,000,000	$ 1,450,000,000
Variable rate basis on debt issuance								LIBOR		1-month LIBOR																										LIBOR	LIBOR															LIBOR	LIBOR
Debt Instrument, Variable Rate Basis, Floor								1.00%
Interest rate added to variable rate basis									0.50%	1.00%																	2.25%	1.25%			5.00%					5.00%	5.00%			2.00%	3.00%	2.00%										5.00%	5.00%
Commitment fee percentage (in hundredths)																									0.50%						2.00%	40.00%
Commitment fee on unused portion of credit facility																															2.00%
Percentage of credit facility hedged by interest rate swaps																																						100.00%
Interest rate swap, weighted average fixed rate																																																																	2.49%
Interest rate swap, floor rate																																						1.00%
Interest rate swap, interest rate basis																															LIBOR							3 Month LIBOR
Amortization payments, percentage of original loan amount																																												0.25%
Long-term Debt	3,248,800,000	2,360,500,000																																											2,888,300,000	0	2,888,300,000	0				109,500,000	109,500,000
Line of Credit Facility, amount outstanding				667,000,000	733,000,000	275,000,000	293,000,000					426,300,000																		443,100,000														2,900,000,000
Repayments of related party debt																																																													100,000,000
Maturity period of debt																																																			5 years
Due to related parties											0		440,000,000	0	125,900,000	82,300,000	90,500,000	0	229,900,000	0	70,000,000												100,000,000		125,900,000																			0	[1]	299,900,000	[1]	229,900,000	70,000,000	70,000,000		100,000,000	100,000,000
Number of drilling units securing line of credit facility																								6
Debt instrument, periodic payment terms, balloon payments to be paid																																																										238,500,000	73,000,000	73,000,000			103,700,000	103,700,000
Debt instrument, face amount																																																				109,500,000						229,900,000	70,000,000				100,000,000
Debt instrument, covenant compliance, net leverage to EBITDA																																															5.5
Debt instrument, convenant compliance, net leverage to EBITDA, expected in future years																																															5.0
Debt covenant compliance, payment default or acceleration, minimum			25,000,000
Debt covenant compliance, subsidiary default, minimum			$ 25,000,000

[1]	Discount loan notes $229.9 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. The note was repaid in full in February 2014 with proceeds from the term loan refinancing noted above.$70.0 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note to Seadrill in an initial amount of $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $73 million to Seadrill. The note was repaid in full in February 2014 with the proceeds from the term loan refinancing noted above.$100.0 million Discount Note - In March 2014, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the term loan refinancing.